Deposits - Summary of Deposit Liabilities (Detail) - CAD ($) $ in Millions	Jul. 31, 2019	Oct. 31, 2018
Disclosure of deposits from customers [line items]
Demand	$ 96,863
Notice	556,314
Term	350,682
Total	1,003,859	$ 966,143
Personal [member]
Disclosure of deposits from customers [line items]
Demand	13,723
Notice	420,200
Term	57,615
Total	491,538	477,644
Bank Deposits [member]
Disclosure of deposits from customers [line items]
Demand	6,353
Notice	369
Term	9,838
Total	16,560	16,712
Business and government [member]
Disclosure of deposits from customers [line items]
Demand	76,787
Notice	135,745
Term	149,696
Total	362,228	357,083
Trading deposits [member]
Disclosure of deposits from customers [line items]
Term	37,796
Total	37,796	114,704
Deposits designated at fair value through profit or loss [member]
Disclosure of deposits from customers [line items]
Term	95,737
Total	95,737
Canada [member]
Disclosure of deposits from customers [line items]
Total	570,994
Canada [member] | Personal [member]
Disclosure of deposits from customers [line items]
Total	228,411
Canada [member] | Bank Deposits [member]
Disclosure of deposits from customers [line items]
Total	11,055
Canada [member] | Business and government [member]
Disclosure of deposits from customers [line items]
Total	264,011
Canada [member] | Trading deposits [member]
Disclosure of deposits from customers [line items]
Total	20,797
Canada [member] | Deposits designated at fair value through profit or loss [member]
Disclosure of deposits from customers [line items]
Total	46,720
United States [member]
Disclosure of deposits from customers [line items]
Total	407,729
United States [member] | Personal [member]
Disclosure of deposits from customers [line items]
Total	263,100
United States [member] | Bank Deposits [member]
Disclosure of deposits from customers [line items]
Total	70
United States [member] | Business and government [member]
Disclosure of deposits from customers [line items]
Total	93,482
United States [member] | Trading deposits [member]
Disclosure of deposits from customers [line items]
Total	8,853
United States [member] | Deposits designated at fair value through profit or loss [member]
Disclosure of deposits from customers [line items]
Total	42,224
International [member]
Disclosure of deposits from customers [line items]
Total	25,136
International [member] | Personal [member]
Disclosure of deposits from customers [line items]
Total	27
International [member] | Bank Deposits [member]
Disclosure of deposits from customers [line items]
Total	5,435
International [member] | Business and government [member]
Disclosure of deposits from customers [line items]
Total	4,735
International [member] | Trading deposits [member]
Disclosure of deposits from customers [line items]
Total	8,146
International [member] | Deposits designated at fair value through profit or loss [member]
Disclosure of deposits from customers [line items]
Total	6,793
Domestic Offices [member] | Non interest bearing deposits [member]
Disclosure of deposits from customers [line items]
Total	42,134	42,402
Domestic Offices [member] | Interest bearing deposits 1 [member]
Disclosure of deposits from customers [line items]
Total	528,860	505,295
Foreign Offices [member] | Non interest bearing deposits [member]
Disclosure of deposits from customers [line items]
Total	53,475	54,488
Foreign Offices [member] | Interest bearing deposits 1 [member]
Disclosure of deposits from customers [line items]
Total	378,324	362,890
US federal funds deposited [member] | Interest bearing deposits 1 [member]
Disclosure of deposits from customers [line items]
Total	$ 1,066	$ 1,068